UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	6 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
REVENUES:
Address commissions	$ 81,204	$ 65,643